Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Disaggregated revenues by major source for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	Years Ended December 31,
	2023	2022
Product and service revenue
Stepvans & vehicle incentives(1)	$41,385	$31,829
Powertrains	795	2,226
Fleet-as-a-Service	1,206	606
Total product revenue	43,386	34,661
Ancillary revenue	1,137	1,715
Total revenues	$44,523	$36,376
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(1)Amounts are net of returns and allowances. Stepvans & vehicle incentives includes revenue generated from leasing.
Disaggregated revenues by major source for the three and six months ended June 30, 2024 and 2023 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Product and service revenue
Stepvans & vehicle incentives(1)	$13,146	$4,287	$24,731	$8,549
Powertrains & hubs	1,423	223	1,845	228
Other product revenue	642	127	1,270	293
Total product revenue	15,211	4,637	27,846	9,070
Ancillary revenue	324	117	851	381
Total revenues	$15,535	$4,754	$28,697	$9,451
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(1)Amounts are net of returns and allowances. Stepvans & vehicle incentives includes revenue generated from leasing.